Restricted cash - Summary of Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Deposits for renting office		¥ 6,635
Deposits for bank guarantee	¥ 6,487	3,034
Restricted cash and cash equivalents	6,487	9,669
Current
Deposits for renting office	6,488	0
Deposits for bank guarantee and credit cards	6,422	4,814
Restricted cash and cash equivalents	¥ 12,910	¥ 4,814